CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net loss	$ (2,545,151)	$ (28,161,037)	$ (29,982,292)	$ (1,252,157)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	192,732	33,227	232,194	0
Loss on debt extinguishment, net	0	269,144	224,166	0
Loss on disposal of property and equipment			39,434	0
Change in fair value of derivative liability	0	(60,650)	(60,650)	(4,150)
Interest expense-embedded conversion feature			0	64,800
Amortization-debt discount			8,656	5,920
Amortization of interest - beneficial conversion feature	91,543	1,407,675	1,407,675	5,589
Amortization of interest	111,655	8,656
Stock warrants expense			219,670	159,961
Stock options expense	140,726	296,932	239,478	95,567
Stock-based compensation expense	187,065	41,302	54,283	44,082
Asset impairment adjustment	0	25,320,555	25,320,555	0
Changes in assets and liabilities:
Due from related party	0	(6,446)
Prepaid expenses	13,517	(434)	3,515	3,937
Other assets	0	(8,680)	(8,680)	0
Accounts payable	114,809	123,736	113,158	22,166
Accrued expenses	(13,344)	39,644	(4,666)	(1,165)
Accrued interest payable	(217)	(47,675)	26,677	160,772
Related party payables	(10,120)	(21,740)	(24,706)	72,369
Stock subscriptions payable	88,469	0	0	78,353
Net cash used in operating activities	(1,628,316)	(765,791)	(2,191,533)	(543,956)
Investing Activities:
Proceeds from disposal of property and equipment			951	0
Financing Activities:
Proceeds from notes payable - related parties	1,030,000	0	0	186,626
Repayments of notes payable - related parties	(30,000)	0
Proceeds from notes payable - non-related parties	1,005,000	41,665	41,665	0
Proceeds from issuances of common stock - non-related parties			0	39,000
Proceeds from offering of preferred stock - related parties	0	770,000	1,700,000	1,000,000
Net cash provided by financing activities	2,005,000	811,665	1,741,665	1,225,626
Net Change In Cash	376,684	45,874	(448,917)	681,670
Cash At The Beginning Of The Period	232,842	681,759	681,759	89
Cash At The End Of The Period	609,526	727,633	232,842	681,759
Schedule Of Non-Cash Investing And Financing Activities:
Prepaid expenses with common shares	49,600	0	122,162	0
Shares to be issued for accrued dividends	107,880	0	107,880	0
Intrinsic value-beneficial conversion feature	909,214	1,407,501	1,407,501	5,589
Fair value of stock warrants granted	1,092,708	0	0	160,544
Gain on related party payables converted to capital	0	272,299	272,299	575,492
Accounts payables and accrued expenses converted to capital	0	265,677	265,677	0
Related party payables converted to capital	0	579,814	579,814	59,500
Related party debt converted to capital after exercise of cashless stock warrants	0	65,728	65,728	0
Related party debt converted to capital	0	826,964	2,378,478	0
Non-related party debt converted to capital	0	166,526	166,526	0
Gain on related party debt converted to capital	0	124,291	124,291	0
Shares issued for cash received in prior years	0	$ 20,800	$ 1,000,000	0
Issuance of common stock, stock warrants and convertible note for asset purchase		29,222,955	29,222,955
Shares issued for executive compensation in prior year			$ 76,480	0
Gain on related party conversion of preferred stock into common stock			0	1,329,561
Fair value of embedded conversion feature			0	64,800
Fair value of stock options granted			0	95,567
Exercise of cashless stock warrants			0	146,774
Supplemental Disclosure:
Cash paid for interest	62,491	$ 765	1,979	3,750
Cash paid for income taxes	$ 0	$ 0	$ 0	$ 0